15005091

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JAN 12 2015

Washington, DC 20549

001- 36785

By Electronic Mail

January 12, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERT NAS

Dear Mr. Thomas:

This is to certify that on December 11, 2014 The Nasdaq Stock Market (the "Exchange") received from SB Financial Group, Inc.(the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Depositary Shares, each representing a 1/100th interest in a 6.50% Noncumulative Convertible Perpetual Preferred Share, Series A, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery